UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21636
                                                    ----------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

      FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUNDSEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2006

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
            FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2006 (UNAUDITED)

 Shareholder Letter ...........................................    1
 Portfolio Commentary .........................................    2
 Portfolio Components .........................................    5
 Portfolio of Investments .....................................    6
 Schedule of Forward Foreign Currency Contracts ...............   11
 Statement of Assets and Liabilities ..........................   12
 Statement of Operations ......................................   13
 Statements of Changes in Net Assets ..........................   14
 Statement of Cash Flows ......................................   15
 Financial Highlights .........................................   16
 Notes to Financial Statements ................................   17
 Additional Information .......................................   22
Dividend Reinvestment Plan
Proxy Voting Policies and Procedures
Portfolio Holdings
Submission of Matters to a Vote of Shareholders
By-Law Amendments
Advisory Agreement

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Aberdeen Asset Management Inc. (the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust/Aberdeen Global Opportunity Income Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team of the Sub-Advisor, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of the Advisor and Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.~

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

            FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006

Dear Shareholders:

We are pleased to present to you the semi-annual report of the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") (NYSE symbol: "FAM") for the six-month period ended June 30, 2006. As you know, the Fund seeks to provide a high level of current income and, to a lesser extent, capital appreciation. The Fund pursues its investment objectives by investing in the world bond markets through a diversified portfolio of investment grade and below-investment grade government and corporate debt securities.

At the beginning of this reporting period, the global debt markets were generally strong, but became considerably more volatile in mid-May. One factor contributing to the sell-off was the uncertainty over the direction of future interest rates, as inflation looked to be a bigger problem than perhaps originally anticipated. Developed and emerging markets now appear to be struggling with the implications of what higher inflation means for interest rates and, as a result, global growth. However, we believe emerging markets will continue to grow over the long term and patience will reward investors.

For a discussion of the specific market conditions that affected the Fund and how the Fund performed, please review the portfolio commentary found on the following pages. We thank you for your continued confidence in First Trust Advisors L.P., the Fund's advisor, and Aberdeen Asset Management Inc., the Fund's sub-advisor, and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Aberdeen Global Opportunity Income
Fund August 11, 2006

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGEMENT TEAM

Investment decisions for the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") are typically made by Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor") using a team approach and not by any one individual. By making team decisions, Aberdeen seeks to ensure that the investment process results in consistent returns across all portfolios with similar objectives. Aberdeen does not employ separate research analysts. Instead, Aberdeen's investment managers combine the roles of analysis with portfolio management. Each member of the team has sector and portfolio responsibilities such as day-to-day monitoring of liquidity. The overall result of this matrix approach is a high degree of cross-coverage, leading to a deeper understanding of the companies in which Aberdeen invests.

Since the Fund's inception, Derek Fulton has had primary responsibility for overseeing the management of the global fixed-income portion of the Fund's portfolio. Effective September 30, 2005, Aberdeen Asset Management PLC, the parent company of the Sub-Advisor, acquired from Deutsche Asset Management Group Limited ("Deutsche") UK asset management business, including certain UK subsidiaries of Deutsche. As part of the acquisition integration, effective November 1, 2005, Brett Diment replaced Colm McDonagh as one of the portfolio managers of the Fund and currently heads the team responsible for the day-to-day management of emerging market debt for the Fund. Included below is additional information about Mr. Fulton and Mr. Diment as well as other members of the team with significant responsibility for the day-to-day management of the Fund's portfolio.

DEREK FULTON

HEAD OF GLOBAL AND ASIAN BONDS

After graduation, Mr. Fulton joined Murray Johnstone in 1996 as a graduate trainee in fixed-income. In 1998, he qualified as an Associate of the Institute of Investment Management & Research. Mr. Fulton has since become a senior member of the fixed-income team with Aberdeen and is responsible for the day-to-day management of global fixed-income and government portfolios. He is a member of the Aberdeen's global economics team.

BRETT DIMENT

HEAD OF EMERGING MARKET DEBT

Mr. Diment joined Deutsche in 1991 as a member of the fixed-income group and became head of the emerging debt team at Deutsche in 1999. Mr. Diment joined Aberdeen following the acquisition in 2005 and is now responsible for the day-to-day management of the emerging market debt team and portfolios.

EDWIN GUITERREZ

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Guiterrez has served previously as an economist specializing in Latin America at LGT Asset Manager, and more recently as a portfolio manager specializing in emerging market fixed-income at INVESCO Asset Management. He joined Deutsche in 2000 and Aberdeen in 2005.

NIMA TAYEBI

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Tayebi has 8 years of experience as executive director responsible for emerging markets trading at Millennium Global Investments, vice president at Salomon Brothers focusing on emerging currency, and debt trading and head of fixed-income research at Renaissance Capital. He joined Deutsche in 2001 as an emerging markets currency portfolio manager and Aberdeen in 2005.

MAX WOLMAN

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Wolman moved to Aberdeen in January 2001 and is portfolio manager on the Global Emerging Market Debt mandates. Mr. Wolman originally specialized in currency and domestic debt analysis; however, he is now responsible for wider emerging markets debt analysis, including external and corporate issuers. He is a member of the Emerging Markets Debt investment committee at Aberdeen and is also responsible for the daily implementation of the investment process.

                                   PERFORMANCE

Comparative total returns of the Fund and the benchmarks for the six months ended June 30, 2006 were as follows:

     FAM Net Asset Value                             -1.5%
     FAM Market Price                                 4.5
     Lehman Global Emerging Markets Index             0.7
     Lehman Global Aggregate Index                    2.3

The following commentary will help explain the Fund's performance, along with various factors that have impacted the Fund's investment portfolio.

REVIEW

After maintaining the 2006 first quarter's strong performance at the start of the second quarter, emerging markets underwent a correction during the second week of May that would persist effectively through the end of the quarter. Emerging markets traded in tandem with other high risk assets as global equities and high-yield bonds were both under pressure during the second half of the quarter.

Emerging currencies suffered the most as investors hedged their local interest rate and equity exposure. Local interest rate markets sold off considerably, as recent entrants discovered the relative illiquidity of these markets during sell-offs. The Fund mitigated some of the losses by hedging much of the currency exposure early on during the sell-off, including the Turkish Lira, Mexican Peso, Brazilian Real and Indonesian Rupiah.

Peruvian securities were strong performers for the Fund, returning 0.8% in the second quarter of 2006 compared to -2.2% for the benchmark, as the market-preferred candidate won the presidential elections. The more illiquid credits such as the banks in Kazakhstan, namely Kazkommertsbank and Bank
TuranAlem and the Russian corporates all underperformed the benchmark as investors reduced their exposure, opting for more liquid credits, such as Russian sovereign debt. Returns for the Kazakhstan corporates over the second quarter and first half of 2006 were -3.8% and -2.9%, respectively.

Detracting from the Fund's performance in general was the Fund's local interest rate exposure, namely in Mexico, Brazil, Turkey, Argentina, Colombia and Indonesia. One of the largest underperforming assets the Fund holds was Colombian local bonds, which returned -16.0% for the first half of 2006, as both local and foreign investors exited the trade due to the illiquid nature of the bonds. Although the country's fundamentals remain strong, investors preferred lower beta liquid assets during the market sell-off. The Fund trimmed the exposure in Mexican Peso bonds leading up to the elections, as uncertainty over the outcome led to considerable selling among local investors. The Turkish central bank was forced to raise interest rates in defense of the currency and rising inflation concerns; unfortunately the Fund was unable to reduce the entire local Turkish Lira position due to market illiquidity and the Fund suffered accordingly. The Fund also reduced its holding in Indonesian Rupiah bonds as selling in emerging markets spread to any larger positions. Finally, the Fund's exposure to relatively high-yielding hard currency bonds, namely Argentina, Ecuador, Philippines and Venezuela, also detracted from performance in the second quarter. Ecuador returned 11.5% for the first half of the year, but in the second quarter the return was -3.4%, as all high beta assets were affected by the market correction in the second quarter.

Looking ahead, the Fund remains constructive on local interest rate positions, believing that real yields can continue to compress in Brazil, Mexico, Indonesia, Argentina, Turkey and Colombia. On the hard currency front, spreads should remain buttressed by ongoing positive supply-demand dynamics. The biggest risk to emerging markets remains the potential return of the global risk aversion trade that gripped financial markets during the second quarter.

OUTLOOK

The effect of monetary policy tightening in the G3 countries (Columbia, Mexico and Venezuela) on global liquidity and risk assets became apparent in the second quarter of 2006. The Federal Reserve increased the Fed funds rate to 5.25%. There is uncertainty about the timing of the ending of the tightening cycle and concerns that inflation pressures are rising. In addition, expectations of growth are lower causing both an increased volatility and leading investors to demand a higher premium to hold the riskiest assets.

The impact of the Bank of Japan's decision to reduce excess reserves in the banking system in preparation for the ending of quantitative easing has further reduced global risk tolerance and prompted speculation that Yen funded investments in higher yielding assets could be unwound in a disorderly manner. Completion of the process of removing the extraordinary monetary policy accommodation paves the way for normalized monetary policy by making the cost of overnight funds positive for the first time since 2000. The European Central Bank raised rates to 2.8% and signaled the intention to continue to move rates higher over the course of the year. Elsewhere, the global nature of the trend towards tighter monetary policy continued with the central banks in Sweden and South Korea raising policy rates.

Government bond yields in the U.S., Europe and Japan rose over the first quarter of 2006, but stabilized in the second quarter as concerns that equity market weakness could spark the buying of low risk assets. This was balanced by still strong economic data, especially outside the U.S., coupled with yields moving around the 5%, 4% and 2% levels in the U.S., the European Union and Japan, respectively.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


The U.S. dollar was weaker versus the G10 group of industrial countries as expectations of stronger growth and tighter monetary policy in Asia and Europe raised the prospect of lower capital exports to the U.S. The Fund's investment grade bond positions were broadly unchanged, with positions in peripheral high quality markets including Australia, New Zealand, Canada and the United Kingdom. The overall duration of the investment grade portfolio was relatively short at around 3.75 years, although the duration in certain markets was increased as a hedge against equity market weakness, pushing bond yields lower. In summary, our central case is still that global bond yields will rise in response to sustained monetary tightening outside the U.S.

The Fund maintained its overweight position in Asian currencies, principally the Japanese Yen, Singapore Dollar, Malaysian Ringgit and South Korean Won. The Swedish Krona represents the Fund's other significant active currency position. We expect the market to focus more on underlying valuations and balance of payment positions in 2006 and less on pure interest rate differentials as a driver of currency returns. We believe the Japanese Yen, Singapore Dollar and Swedish Krona to be the best placed currencies to benefit from this shift in focus. We have added a long position in Swiss Francs as we expect higher rates to reduce the demand to borrow in currencies that have large capital account surpluses. The Swiss Franc remains the most likely currency to benefit from safe haven status.

Page FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO COMPONENTS+*
JUNE 30, 2006 (UNAUDITED)


                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS

Multinational     11.9%
Brazil            11.1%
Russia             8.3%
Canada             6.8%
Mexico             6.7%
Norway             5.0%
Australia          4.2%
Germany            4.2%
United Kingdom     4.0%
Argentina          3.7%
Kazakhstan         3.6%
Netherlands        3.6%
Peru               3.5%
Indonesia          3.1%
Ecuador            2.9%
Colombia           2.6%
Dominican Republic 2.3%
Venezuela          2.2%
Spain              1.9%
Philippines        1.7%
Turkey             1.6%
Uruguay            1.3%
Ukraine            1.1%
El Salvador        1.0%
Ireland            1.0%
Austria            0.4%
United States      0.3%

+ Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

* Portfolio securities are included in a country based upon their underlying credit exposure as determined by the sub-advisor, Aberdeen Asset Management Inc.~

                    See Notes to Financial Statements.                    Page 5

FIRST  TRUST/ABERDEEN  GLOBAL OPPORTUNITY INCOME  FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


   PRINCIPAL                                                         MARKET
     VALUE                                                            VALUE
(LOCAL CURRENCY)                  DESCRIPTION                      (US DOLLARS)
----------------    ------------------------------------------   ---------------

    BONDS AND NOTES+ - 136.3%

                   ARGENTINA - 5.1%
       2,300,000   Banco Hipotecario SA (USD), 9.75%, 4/27/16 ... $   2,189,370
       4,000,000   Banco Hipotecario SA (USD), 9.75%, 11/16/10 ..     3,965,000
       9,678,707   Republic of Argentina (USD), 8.28%, 12/31/33 .     8,647,924
      12,653,448   Republic of Argentina (USD),
                      Zero coupon, 12/15/35 .....................     1,121,095
                                                                  --------------
                                                                     15,923,389
                                                                  --------------

                   AUSTRALIA - 5.8%
      10,500,000   Australian Government (AUD), 7.50%, 9/15/09 ..     8,188,673
       5,000,000   New South Wales Treasury Corp. (AUD),
                      8.00%, 3/01/08 ............................     3,832,716
       8,300,000   Queensland Treasury (AUD), 6.00%, 7/14/09 ....     6,186,817
                                                                  --------------
                                                                     18,208,206
                                                                  --------------

                   AUSTRIA - 0.5%
       2,500,000   Republic of Austria (TRY), 14.00%, 8/03/06 ...     1,568,641
                                                                  --------------

                   BRAZIL - 15.1%
      10,000,000   Banco Bradesco SA (BRL), 17.50%, 12/10/07 ....     4,663,188
       4,000,000   Banco do Brasil SA (USD), 7.95%, 1/23/49** ...     3,711,252
       5,750,000   Brazil Citigroup (BRL), 15.00%, 7/02/10 ......     2,725,987
       5,000,000   Brazil NTN - B Note (BRL), 6.00%, 8/15/10 ....     3,173,504
       1,997,120   Brazil NTN - C Note (BRL), 11.00%, 4/02/08 ...     2,418,565
      36,300,000   Brazil NTN - F Note (BRL), 10.00%, 1/01/12 ...    14,109,633
      29,603,000   Electropaulo Metropolitan (BRL),
                      19.13%, 6/28/10 ...........................    14,624,503
       2,000,000   Petrobras International Finance (USD),
                      8.38%, 12/10/18 ...........................     2,147,500
                                                                  --------------
                                                                     47,574,132
                                                                  --------------

                   CANADA - 9.2%
       9,805,000   Canadian Government (CAD), 4.25%, 9/01/08 ....     8,749,313
       7,000,000   Canadian Government (CAD), 5.25%, 6/01/13 ....     6,532,142
       3,000,000   Canadian Government (CAD), 5.75%, 6/01/29 ....     3,103,413
       7,000,000   Province of Manitoba (NZD), 6.38%, 9/01/15 ...     4,205,198
      10,965,000   Province of Ontario (NZD), 6.25%, 6/16/15 ....     6,503,250
                                                                  --------------
                                                                     29,093,316
                                                                  --------------

                   COLOMBIA - 3.6%
  14,113,000,000   Republic of Colombia (COP), 11.75%, 3/01/10 ..     5,693,070
  12,973,000,000   Republic of Colombia (COP), 12.00%, 10/22/1 ..     5,500,905
                                                                  --------------
                                                                     11,193,975
                                                                  --------------

                   DOMINICAN REPUBLIC - 3.2%
       2,458,290   Dominican Republic (USD), 9.04%, 1/23/18 .....     2,609,474
       7,350,000   Dominican Republic (USD), 8.63%, 4/20/27 .....     7,386,750
                                                                  --------------
                                                                      9,996,224
                                                                  --------------
Page 6                   See Notes to Financial Statements.

FIRST  TRUST/ABERDEEN  GLOBAL OPPORTUNITY INCOME  FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

   PRINCIPAL                                                         MARKET
     VALUE                                                            VALUE
(LOCAL CURRENCY)                  DESCRIPTION                      (US DOLLARS)
----------------    ------------------------------------------   ---------------
 BONDS AND NOTES+ - CONTINUED

                   ECUADOR - 3.9%
      12,400,000   Republic of Ecuador (USD), 9.38%, 12/15/15 ... $  12,276,000
                                                                  --------------

                   EL SALVADOR - 1.4%
       4,620,000   Republic of El Salvador (USD), 7.65%, 6/15/35      4,481,400
                                                                  --------------

                   GERMANY - 5.8%
       4,600,000   KfW Bankengruppe (GBP), 4.75%, 12/07/10 ......     8,402,109
       3,650,000   KfW International Finance (CAD),
                      4.95%, 10/14/14 ...........................     3,254,245
      11,000,000   KfW Kredit Wiederaufbau (NZD),
                      6.00%, 7/15/09 ............................     6,567,151
                                                                  --------------
                                                                     18,223,505
                                                                  --------------

                   INDONESIA - 4.3%
  11,500,000,000   Indonesian Government (IDR),
                      11.00%, 12/15/12 ..........................     1,155,618
  90,400,000,000   Indonesian Government (IDR), 12.50%, 3/15/ ...   139,738,636
  25,300,000,000   Indonesian Government (IDR),
                      11.00%, 10/15/14 ..........................     2,515,407
                                                                  --------------
                                                                     13,409,661
                                                                  --------------

                   IRELAND - 1.4%
     119,500,000   Dali Capital PLC (RUB), 7.00%, 4/13/09 .......     4,464,842
                                                                  --------------

                   KAZAKHSTAN - 4.9%
       4,300,000   BTA Finance Luxembourg (USD),
                      8.25%, 1/25/49++ ..........................     3,922,456
       3,300,000   Kazkommerts Finance 2 BV (USD),
                      9.20%, 11/29/49++ .........................     3,332,670
       6,000,000   Kazkommerts International BV (USD),
                      7.88%, 4/07/14 ............................     5,917,800
       2,300,000   TuranAlem Finance BV (USD),
                      8.00%, 3/24/14 ............................     2,200,608
                                                                  --------------
                                                                     15,373,534
                                                                  --------------

                   MEXICO - 9.1%
      92,355,100   Mexican Fixed Rate Bonds (MXN),
                      9.50%, 12/18/14 ...........................     8,357,460
      11,500,000   Pemex Project Funding Master Trust (USD),
                      9.50%, 9/15/27 ............................    14,905,150
      70,000,000   United Mexican States (MXN),
                      8.00%, 12/07/23 ...........................     5,412,984
                                                                  --------------
                                                                     28,675,594
                                                                  --------------

                   MULTINATIONAL - 16.2%
       8,700,000   Asian Development Bank (AUD),
                      5.50%, 2/15/16 ............................     6,203,634
       8,540,000   Council of Europe (AUD), 5.50%, 8/15/08 ......     6,277,858
       2,000,000   European Investment Bank (TRY),
                      14.50%, 2/21/07 ...........................     1,213,586

                      See Notes to Financial Statements.                Page 7

FIRST  TRUST/ABERDEEN  GLOBAL OPPORTUNITY INCOME  FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

   PRINCIPAL                                                         MARKET
     VALUE                                                            VALUE
(LOCAL CURRENCY)                  DESCRIPTION                      (US DOLLARS)
----------------    ------------------------------------------   ---------------

 BONDS AND NOTES+ - CONTINUED

                   MULTINATIONAL - (CONTINUED)
       4,400,000   European Investment Bank (GBP),
                      7.63%, 12/07/07 ...........................     8,447,574
       8,400,000   European Investment Bank (AUD),
                      5.75%, 9/15/09 ............................     6,185,566
      18,800,000   European Investment Bank (NZD),
                      6.50%, 9/10/14 ............................    11,367,925
      12,000,000   International Bank Reconstruction &
                      Development (NZD), 6.38%, 7/15/09 .........     7,232,623
       2,240,000   Nordic Investment Bank (GBP),
                      5.75%, 11/06/08 ...........................     4,215,766
                                                                  --------------
                                                                     51,144,532
                                                                  --------------

                   NETHERLANDS - 4.9%
       4,900,000   Bank Nederlandse Gemeenten NV (GBP),
                      4.63%, 12/07/06 ...........................     9,046,402
      11,000,000   Bank Nederlandse Gemeenten NV (NZD),
                      5.25%, 6/17/09 ............................     6,392,308
                                                                  --------------
                                                                     15,438,710
                                                                  --------------

                   NORWAY - 6.8%
      11,000,000   Eksportsfinans (TRY), 14.63%, 3/15/07 ........     6,662,907
      11,300,000   Kommunalbanken (TRY), 14.75%, 2/09/09 ........     6,572,923
       4,500,000   Kommunalbanken AS (GBP), 4.75%, 1/28/10 ......     8,230,630
                                                                  --------------
                                                                     21,466,460
                                                                  --------------

                   PERU - 4.8%
      16,750,000   Peru Bono Soberano (PEN), 9.91%, 5/05/15 .....     5,878,590
      13,900,000   Peru Bono Soberano (PEN), 7.84%, 8/12/20 .....     4,246,135
       4,000,000   Republic of Peru (USD), 9.88%, 2/06/15 .......     4,670,600
         330,000   Republic of Peru (USD), 7.35%, 7/21/25 .......       322,492
                                                                  --------------
                                                                     15,117,817
                                                                  --------------

                   PHILIPPINES - 2.3%
       6,400,000   Republic of Philippines (USD), 9.50%, 2/02/30      7,320,000
                                                                  --------------

                   RUSSIA - 11.3%
       9,400,000   Evraz Group SA (USD), 8.25%, 11/10/15 ........     9,117,333
     135,000,000   Russian Railways, Class A (RUB),
                      8.38%, 6/30/12 ............................     5,076,889
       1,150,000   Russian Standard Bank (USD),
                      8.63%, 5/05/11 ............................     1,101,815
       8,600,000   Russian Standard Bank (USD),
                      8.88%, 12/16/15++ .........................     8,245,680
      12,000,000   UBS Luxembourg (Vimpelcom) (USD),
                      8.00%, 2/11/10 ............................    11,920,200
                                                                  --------------
                                                                     35,461,917
                                                                  --------------

Page 8                       See Notes to Financial Statements.

FIRST  TRUST/ABERDEEN  GLOBAL OPPORTUNITY INCOME  FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)


   PRINCIPAL                                                         MARKET
     VALUE                                                            VALUE
(LOCAL CURRENCY)                  DESCRIPTION                      (US DOLLARS)
----------------    ------------------------------------------   ---------------
       BONDS AND NOTES+ - CONTINUED

                   SPAIN - 2.6%
      11,500,000   Instituto de Credito Oficial (AUD),
                      5.50%, 10/11/12 .........................  $    8,255,163
                                                                 --------------

                   TURKEY - 2.1%
       6,700,000   Finans Capital Finance Ltd. (USD),
                      9.00%, 10/07/14++ .......................       6,711,390
                                                                 --------------

                   UKRAINE - 1.5%
       4,600,000   Ukrainian Government (USD),
                      7.65%, 6/11/13 ..........................       4,634,500
                                                                 --------------

                   UNITED KINGDOM - 5.5%
       3,100,000   United Kingdom Treasury (GBP),
                      5.00%, 3/07/08 ..........................       5,756,689
       3,000,000   United Kingdom Treasury (GBP),
                      7.25%, 12/07/07 .........................       5,737,275
       3,100,000   United Kingdom Treasury (GBP),
                      5.75%, 12/07/09 .........................       5,903,265
                                                                 --------------
                                                                     17,397,229
                                                                 --------------

                   UNITED STATES - 0.3%
       2,000,000   General Electric Capital Corp. (TRY),
                      12.25%, 8/10/09 .........................       1,084,613
                                                                 --------------

                   URUGUAY - 1.7%
       4,200,000   Oriental Republic of Uruguay (USD),
                      7.63%, 3/21/36 ..........................       3,811,500
       1,700,000   Republic of Uruguay (USD),
                      8.00%, 11/18/22 .........................       1,632,000
                                                                 --------------
                                                                      5,443,500
                                                                 --------------

                   VENEZUELA - 3.0%
       7,900,000   Republic of Venezuela (USD),
                      9.38%, 1/13/34 ..........................       9,305,805
                                                                 --------------

                   TOTAL BONDS AND NOTES+ .....................     429,244,055
                                                                 --------------
                   (Cost $441,821,701)

                   TOTAL INVESTMENTS - 136.3% .................     429,244,055
                   (Cost $441,821,701)*

                   LOAN OUTSTANDING - (47.5)% .................    (149,720,118)
                   NET OTHER ASSETS AND LIABILITIES - 11.2% ...      35,399,291
                                                                 --------------
                   NET ASSETS - 100.0% ........................  $  314,923,228
                                                                 ==============

                       See Notes to Financial Statements.               Page 8

FIRST  TRUST/ABERDEEN  GLOBAL OPPORTUNITY INCOME  FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

---------------------------------------------

              * Aggregate cost for federal income tax and financial reporting purposes.
              + -Portfolio securities are included in a country based upon their underlying credit exposure as determined by the sub-advisor, Aberdeen Asset Management Inc.
              ++ Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2006.
              ** -Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (Note 2F).

          AUD    Australian Dollar
          BRL    Brazilian Real
          CAD    Canadian Dollar
          CHF    Swiss Franc
          COP    Colombian Peso
          GBP    British Pound Sterling
          IDR    Indonesian Rupiah
          JPY    Japanese Yen
          KRW    South Korean Won
          MXN    Mexican Peso
          MYR    Malaysian Ringgit
          NZD    New Zealand Dollar
          PEN    Peruvian New Sol
          RUB    Russian Rouble
          SEK    Swedish Krona
          SGD    Singapore Dollar
          TRY    Turkish Lira
          USD    United States Dollar





Page 10                  See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
JUNE 30, 2006 (UNAUDITED)

                                             FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                                      CONTRACTS TO RECEIVE
                               -----------------------------------------------------------------------
                                                                                                    NET                NET
                                                                              IN                UNREALIZED         UNREALIZED
 EXPIRATION              LOCAL                      VALUE IN               EXCHANGE            APPRECIATION       DEPRECIATION
    DATE               CURRENCY*                     U.S. $               FOR U.S. $           OF CONTRACTS       OF CONTRACTS
----------     --------------------               ----------             -----------           ------------      --------------
07/03/06       IDR  162,100,000,000               17,491,637              17,789,728         $        ---        $     (298,091)
07/11/06       JPY    1,771,401,720               15,505,402              15,600,000                  ---               (94,598)
07/17/06       IDR   29,000,000,000                3,120,774               3,135,135                  ---               (14,361)
07/24/06       COP    5,800,000,000                2,250,024               2,249,806                      218           --
07/24/06       KRW   37,706,000,000               39,775,520              40,000,000                  ---              (224,480)
07/24/06       MXN      130,300,000               11,473,454              11,586,519                  ---              (113,065)
07/24/06       SEK      110,368,500               15,369,453              15,000,000                  369,453           --
07/24/06       TRY       34,000,000               21,250,117              22,884,770                  ---            (1,634,653)
08/24/06       MYR       34,656,000                9,461,356               9,600,000                  ---              (138,644)
09/21/06       CHF       24,000,000               19,813,608              19,548,223                  265,385           --
09/21/06       SGD       43,201,714               27,402,068              27,250,000                  152,068           --
                                                                                             ----------------    --------------
                                                                                             $        787,124    $   (2,517,892)
                                                                                             ================    ==============

                                             FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                                                       CONTRACTS TO DELIVER
                               -----------------------------------------------------------------------
                                                                                                    NET                NET
                                                                              IN                UNREALIZED         UNREALIZED
 EXPIRATION           LOCAL                        VALUE IN               EXCHANGE            APPRECIATION       DEPRECIATION
    DATE             CURRENCY*                       U.S. $               FOR U.S. $           OF CONTRACTS       OF CONTRACTS
----------     --------------------               ----------             -----------           ------------      --------------
07/03/06       IDR  162,100,000,000               17,491,637              17,323,929         $      --           $     (167,708)
07/06/06       AUD       62,000,000               46,068,164              44,639,194                --               (1,428,970)
07/06/06       NZD       79,400,000               48,360,769              48,146,413                --                 (214,356)
07/17/06       BRL       79,000,000               36,441,078              35,205,711                --               (1,235,367)
07/17/06       IDR   92,800,000,000                9,986,478               9,914,530                --                  (71,948)
07/24/06       COP   37,000,000,000               14,353,603              14,694,202                  340,599           --
07/24/06       KRW   24,005,000,000               25,322,531              25,000,000                --                  (322,531)
07/24/06       MXN      287,200,000               25,289,148              26,164,400                  875,252           --
07/24/06       TRY       44,700,000               27,937,654              30,732,323                2,794,669           --
09/21/06       CAD       25,000,000               22,452,759              22,435,549                --                  (17,210)
09/21/06       GBP       13,600,000               25,197,970              25,113,570                --                  (84,400)

                                                                                             ----------------    --------------
                                                                                             $      4,010,520    $   (3,542,490)
                                                                                             ----------------    --------------
Unrealized Appreciation/(Depreciation) of Forward Foreign Currency Contracts .............          4,797,644        (6,060,382)
                                                                                             ================    ==============
Net Unrealized Depreciation of Forward Foreign Currency Contracts ........................   $     (1,262,738)
                                                                                             ================

* Please see page 10 for currency descriptions.

                         See Notes to Financial Statements.             Page 11

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $441,821,701)..............................................................            $429,244,055
Cash................................................................................              41,741,524
Foreign currency (Cost $151,406)....................................................                154,572
Unrealized appreciation of forward foreign currency contracts.......................               4,797,644
Prepaid expenses....................................................................                 164,498
Receivables:
    Interest .......................................................................              13,108,074
    Investment securities sold .....................................................               7,048,159
    Dividends ......................................................................                  58,775
                                                                                                -------------
Total Assets .......................................................................             496,317,301
                                                                                                -------------
LIABILITIES:
Unrealized depreciation of forward foreign currency contracts.......................               6,060,382
Payables:
   Outstanding loan ................................................................             149,720,118
   Investment securities purchased .................................................              22,813,551
   Interest and fees due on loan ...................................................               2,228,762
   Investment advisory fees ........................................................                 384,203
   Printing fees ...................................................................                  72,509
   Audit and legal fees ............................................................                  43,544
   Administrative fees .............................................................                  34,024
   Custodian fees ..................................................................                  30,500
Accrued expenses ...................................................................                   6,480
                                                                                                -------------
Total Liabilities ..................................................................             181,394,073
                                                                                                -------------
NET ASSETS .........................................................................            $314,923,228
                                                                                                =============
NET ASSETS CONSIST OF:
Accumulated net investment loss ....................................................            $ (7,950,475)
Accumulated net realized gain on investments sold, forward foreign
currency contracts, foreign currencies and net other assets ........................               9,063,303
Net unrealized depreciation of investments,  forward foreign  currency contracts, foreign currencies and net other assets (17,135,060)
Par value ..........................................................................                 173,652
Paid-in capital ....................................................................             330,771,808
                                                                                                -------------
Net Assets .........................................................................            $314,923,228
                                                                                                =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ...............            $      18.14
                                                                                                =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)       17,365,236
                                                                                                =============

Page 12              See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
Interest (net of foreign withholding tax of $467,966) ................   $    18,658,954
Dividends ............................................................           126,346
                                                                         ----------------
Total investment income ..............................................        18,785,300
                                                                         ----------------
EXPENSES:
Interest and fees on outstanding loan payable and swap contracts .....         3,600,541
Investment advisory fees .............................................         2,399,337
Administration fees ..................................................           211,783
Custodian fees .......................................................           128,714
Audit and legal fees .................................................            71,645
Printing fees ........................................................            50,118
Trustees' fees and expenses ..........................................            19,220
Transfer agent fees ..................................................            15,000
Other ................................................................            75,332
                                                                         ----------------
Total expenses .......................................................         6,571,690
                                                                         ----------------
NET INVESTMENT INCOME ................................................        12,213,610
                                                                         ----------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)ON INVESTMENTS:
Net realized gain/(loss) on:
  Investments ........................................................         7,649,768
  Swap contracts .....................................................        (1,073,143)
  Forward foreign currency contracts .................................         2,687,531
  Foreign currencies .................................................           369,672
                                                                         ----------------
Net realized gain on investments during the period ...................         9,633,828
                                                                         ----------------
Net change in unrealized appreciation/(depreciation) of:
    Investments ......................................................       (20,294,821)
    Swap contracts ...................................................           512,544
    Forward foreign currency contracts ...............................        (3,576,643)
    Foreign currencies ...............................................        (4,116,114)
                                                                         ----------------
Net change in unrealized depreciation of investments during the period       (27,475,034)
                                                                         ----------------
Net realized and unrealized loss on investments ......................       (17,841,206)
                                                                         ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   $    (5,627,596)
                                                                         ================

See Notes to Financial Statements.                                      Page 13

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME
FUND STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             SIX MONTHS
                                                                                                ENDED           PERIOD
                                                                                              6/30/2006          ENDED
                                                                                             (UNAUDITED)       12/31/2005
                                                                                           ---------------   --------------
OPERATIONS:
Net investment income...............................................................        $  12,213,610    $  23,306,897
Net realized gain/(loss) on investments during the period...........................            9,633,828       (8,341,341)
Net change in unrealized appreciation/(depreciation) of investments..
    during the period                                                                         (27,475,034)       5,891,424
                                                                                           ---------------   ---------------
Net increase/(decrease) in net assets resulting from operations.....................           (5,627,596)      20,856,980

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................            (5,594,409)     (21,704,195)
Distributions in excess of net investment income...................................            (7,950,475)           --
Net realized gains.................................................................               --              (870,612)
Total distributions to shareholders................................................           (13,544,884)     (22,574,807)

CAPITAL TRANSACTIONS:
Net proceeds from sale of 160,000 Common Shares.....................................                --           3,056,000
Offering costs......................................................................                --              (6,400)
                                                                                           ---------------   --------------
Total capital transactions..........................................................               --             3,049,600
                                                                                           ---------------   --------------
Net increase/(decrease) in net assets...............................................          (19,172,480)       1,331,773

NET ASSETS:
Beginning of period.................................................................          334,095,708      332,763,935
                                                                                           ---------------   --------------
End of period.......................................................................        $ 314,923,228    $ 334,095,708
                                                                                           ===============   ==============
Accumulated net investment loss at end of period                                            $  (7,950,475)   $  (6,619,201)
                                                                                           ===============   ==============

Page 14                See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations                                    $      (5,627,596)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
     Changes in assets and liabilities:
     Decrease in investments, at value*..............................                          33,171,507
     Decrease in net unrealized appreciation of forward foreign currency contracts              3,576,643
     Decrease in interest receivable.................................                           1,522,480
     Increase in dividends receivable................................                             (58,775)
     Increase in receivable for investment securities sold...........                          (7,048,159)
     Decrease in prepaid expenses ...................................                              34,229
     Decrease in swap contracts .....................................                            (512,544)
     Decrease in interest on swap contracts .........................                            (121,133)
     Increase in interest and fees due on loan.......................                             128,554
     Increase in payable for investment securities purchased.........                          22,813,551
     Decrease in investment advisory fees payable....................                             (21,884)
     Decrease in audit and legal fees payable........................                             (34,022)
     Increase in printing fees payable...............................                              17,741
     Decrease in administrative fees payable.........................                              (1,860)
     Decrease in custodian fees payable..............................                             (44,090)
     Increase in accrued expenses and other liabilities..............                               1,101
                                                                                        -----------------
CASH PROVIDED BY OPERATING ACTIVITIES....................................                                    $      47,795,743

CASH FLOWS FROM FINANCING ACTIVITIES:
     Distributions to shareholders from net investment income ...........                     (13,544,884)
     Increase in outstanding loan .......................................                       3,996,557
                                                                                        -----------------
CASH USED BY FINANCING ACTIVITIES .......................................                                           (9,548,327)
                                                                                                             -----------------
Increase in cash** ......................................................                                           38,247,416
Cash and foreign currency at beginning of period.........................                                            3,648,680
                                                                                                             -----------------
CASH AND FOREIGN CURRENCY AT END OF PERIOD...............................                                    $      41,896,096
                                                                                                             =================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest ................................                                    $       3,471,987
                                                                                                             =================

-----------------------------------------------------------------------
* Includes net change in unrealized depreciation on investments of $(20,294,821).
** Includes net change in unrealized appreciation of foreign currency of $3,525.

         See Notes to Financial Statements.                            Page 15

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           SIX MONTHS
                                                                              ENDED             YEAR            PERIOD
                                                                           06/30/2006           ENDED            ENDED
                                                                           (UNAUDITED)       12/31/2005       12/31/2004*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................         $       19.24      $     19.34      $     19.10
                                                                          -------------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................................                  0.70             1.34             0.05
Net realized and unrealized gain/(loss) on investments...........                 (1.02)           (0.14)            0.23
                                                                          -------------      -----------      -----------
Total from investment operations.................................                 (0.32)            1.20             0.28
                                                                          -------------      -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income............................................                 (0.32)           (1.25)            --
Distributions in excess of net investment income.................                 (0.46)             --              --
Net realized gains...............................................                   --             (0.05)            --
                                                                          -------------      -----------      -----------
Total from distributions.........................................                 (0.78)           (1.30)            --
                                                                          -------------      -----------      -----------
Common Shares offering costs charged to paid-in capital..........                   --             (0.00)#          (0.04)
                                                                          -------------      -----------      -----------
Net asset value, end of period                                            $       18.14      $     19.24      $     19.34
                                                                          =============      ===========      ===========
Market value, end of period                                               $       16.80      $     16.80      $     19.45
                                                                          =============      ===========      ===========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+.......................                 (1.51)%           6.94%            1.26%
                                                                          =============      ===========      ===========
TOTAL RETURN BASED ON MARKET VALUE (B)+..........................                  4.46%           (7.15)%          (2.75)%
                                                                          =============      ===========      ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............................         $     314,923      $    334,096     $   332,764
Ratio of total expenses to average net assets excluding interest expense           1.78%**           1.80%           1.44%**
Ratio of total expenses to average net assets ...................                  3.94%**           3.37%           N/A
Ratio of net investment income to average net assets.............                  7.33%**           7.03%           2.47%**
Portfolio turnover rate..........................................                    46%               75%              0%

INDEBTEDNESS:
Loan outstanding (in 000's)......................................         $     149,720      $     45,724            N/A
Asset coverage per $1,000 of indebtedness (c)....................         $       3,103      $      3,293            N/A

--------------------------------------------------
*    The Fund commenced operations on November 16, 2004.
**   Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.
(c) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the outstanding loan balance.
+    Total return is not annualized for periods less than one year.
#    Amount represents less than $0.01 per share.
N/A  Not applicable.



Page 16                 See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2006 (UNAUDITED)

                               1. FUND DESCRIPTION

First   Trust/Aberdeen   Global  Opportunity  Income  Fund  (the  "Fund")  is  a
diversified, closed-end management investment company organized as a Massachusetts business trust on September 7, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAM on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund pursues these objectives by investing in the world bond markets through a diversified portfolio of investment grade and below-investment grade government and corporate debt securities. There can be no assurance that the Fund's investment objectives will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets less accrued liabilities. The NAV is determined as of the close of regular session trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received ) and dividing the result by the total number of Common Shares outstanding.

 The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes, and credit-linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

B. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the Custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2006 (UNAUDITED)

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation/(depreciation) of foreign currencies" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain/(loss) on foreign currencies" on the Statement of Operations.

E. CREDIT DEFAULT SWAPS:

The Fund has entered into credit default swap contracts with the Fund being the "buyer" and the counterparty the "seller" in these transactions. As a buyer of the credit default swap contracts, the Fund is obligated to pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default (e.g., grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) relating to the security occurs or until the termination of the swap contract, whichever is first. If no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. If an event of default occurs, the counterparty must pay the Fund the full notional value, or "par value," of the specified security. The amount of the cash payment from the counterparty to the Fund is based on the difference of the par value of the specified security that may have, through default, lost some, most or all of its value. Credit default swap transactions are entered into for hedging or investment purposes.

The Fund purchases credit default swap contracts in order to hedge against the risk of a fall in the capital price, or default, of debt securities it holds. This involves the risk that the swap may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The Fund may only enter into such transactions with counterparties rated A- or higher.

As of June 30, 2006, the Fund had no outstanding credit default swap contracts.

F. RESTRICTED SECURITIES:

The Fund may invest in restricted securities, which are defined as securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of June 30, 2006, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                        CARRYING VALUE    CARRYING COST      6/30/06
                                            PAR VALUE     PER UNIT AT       PER UNIT AT      MARKET
                           ACQUISITION       (LOCAL         6/30/06      ACQUISITION DATE     VALUE           % OF
SECURITY                      DATE          CURRENCY)    (RESTRICTED)      (RESTRICTED)   (RESTRICTED)     NET ASSETS
Banco do Brasil SA (USD)     1/13/06       $4,000,000        $92.78          $100.00        $3,711,252       1.18%

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with the leverage. If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2006 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended December 31, 2005, was as follows: Distributions paid from:

                                                              2005

Ordinary Income ...............................           $ 22,574,807
As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income..................           $    815,799
Undistributed Long-Term Capital Gains..........                 54,849
Net Unrealized Appreciation ...................              6,584,896

H. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

I. EXPENSES:

The Fund pays all expenses directly related to its operations.

J. ORGANIZATION AND OFFERING COSTS:

Organization costs consisted of costs incurred to establish the Fund and enable it to legally conduct business. These costs included filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consisted of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Aberdeen Asset Management Inc. have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs of $688,210 and $6,400 in fiscal years 2004 and 2005, respectively, were recorded as a reduction of the proceeds from the sale of Common Shares.

K. NEW ACCOUNTING PRONOUNCEMENT:

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties.

FIN 48 is effective for fiscal years beginning after December 15, 2006.

The impact from the adoption of FIN 48 is being evaluated, but is not anticipated to have a material effect on the financial statements.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets, the average daily gross asset value of the Fund (which includes the principal amount of borrowings, minus accrued liabilities).

Aberdeen Asset Management Inc. (the "Sub-Advisor") serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives an annual portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2006 (UNAUDITED)

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Effective June 12, 2006, the Board of Trustees unanimously appointed Robert F. Keith to the Board of Trustees and as a member of the Fund's Audit Committee, Valuation Committee and Nominating and Governance Committee.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2006, were $211,395,199 and $231,524,523, respectively.

As of June 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,675,483 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,253,129.

                                5. COMMON SHARES

As of June 30, 2006, 17,365,236 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized for the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                SIX MONTHS ENDED               YEAR ENDED
                                                  JUNE 30, 2006             DECEMBER 31, 2005
                                              SHARES       AMOUNT         SHARES         AMOUNT

Proceeds from shares sold.........              --       $    --          160,000   $   3,056,000
Offering Costs....................              --            --             --            (6,400)
                                            --------     ---------      ---------   -------------
                                                --       $    --          160,000   $   3,049,600
                                            --------     ---------      ---------   -------------


                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of June 30, 2006, no Preferred Shares had been issued.

                          7. REVOLVING LOAN AGREEMENT

The Fund has entered into a revolving loan agreement among the Fund and certain primary and secondary lenders, which provides for a credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33 1/3% of the Fund's total assets after borrowings). The total commitment under the facility is up to $165,000,000. For the six months ended June 30, 2006, the average amount outstanding was $147,656,880. The high and low annual interest rates during the six months ended June 30, 2006, were 4.00% and 4.78%, respetively, and the weighted average interest rate was 4.59%. The Fund also pays a commitment fee of 0.325% per year, which is included in "Interest and fees on outstanding loan payable and swap contracts" on the Statement of Operations.

                            8. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which include a global bond portfolio of investment grade and below-investment grade government and corporate debt securities. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2006 (UNAUDITED)

Non-Investment Grade Securities Risk: The Fund may invest up to 60% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's Investors Service, Inc., below "BBB-" by Standard & Poor's, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high yield" or "junk" bonds, are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

                              9. SUBSEQUENT EVENTS

On June 20, 2006, the Fund declared a dividend of $0.13 per share, which represents a dividend from net investment income to Common Shareholders of record July 6, 2006, payable July 17, 2006.

On July 20, 2006, the Fund declared a dividend of $0.13 per share, which represents a dividend from net investment income to Common Shareholders of record August 3, 2006, payable August 15, 2006.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent. If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                     PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2006 (UNAUDITED)
PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of Energy Income and Growth Fund, First Trust Value Line(R) 100 Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust Strategic High Income Fund, First Trust/FIDAC Mortgage Income Fund and First Trust/Aberdeen Global Opportunity Income Fund was held on April 17, 2006. At the Annual Meeting, the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec and Richard E. Erickson, were elected to serve an additional one-year term. The number of votes cast for James A. Bowen was 12,747,293, the number of votes withheld was 282,883 and the number of abstentions was 4,335,060. The number of votes cast for Niel B. Nielson was 12,745,760, the number of votes withheld was 284,416 and the number of abstentions was 4,335,060. The number of votes cast for Richard E. Erickson was 12,743,322, the number of votes withheld was 286,854 and the number of abstentions was 4,335,060. The number of votes cast for Thomas R. Kadlec was 12,744,475, the number of votes withheld was 285,701 and the number of abstentions was 4,335,060.

BY-LAW AMENDMENTS

On June 12, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

The Trustees unanimously approved the continuation of the Investment Management Agreement (the "AGREEMENT") between First Trust Advisors L.P. ("FIRST TRUST") and First Trust/Aberdeen Global Opportunity Income Fund (the "FUND") at a meeting held on March 13, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the nature, extent and quality of the services provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940, as amended (the "1940 Act") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust was a reasonable business arrangement from the Fund's perspective as well as from the perspective of its shareholders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and extent of services provided by First Trust under the Agreement and the fairness of the fee charged, whether the fee level reflects any economies of scale, and any profitability realized by First Trust under the Agreement.

The Trustees considered the nature, quality and extent of services provided by First Trust, including the overall administration of the Fund and First Trust's oversight of Aberdeen Asset Management Inc. ("ABERDEEN"), the Fund's sub-advisor. The Board considered the experience and skills of the personnel primarily responsible for providing services to the Fund and noted the compliance program that had been developed by First Trust. In light of these considerations and their overall familiarity with First Trust, the Trustees concluded that the nature, quality and extent of services provided by First Trust to the Fund have been and are expected to remain satisfactory.

The Trustees reviewed data prepared by Lipper Inc. ("LIPPER"), an independent source, showing the management fees and expense ratios of the Fund compared to those of a peer group that included two other closed-end global income funds using preferred stock leverage or debt leverage. The Trustees also considered the Fund's management fees and expense ratios as compared to a second peer group of eight other closed-end funds, including six funds currently using leverage, as selected by First Trust using data compiled by Lipper. The Trustees noted that the Fund's management fees and expense ratios were the highest in both the Lipper peer group and the First Trust-selected peer group. The Trustees noted that in light of the small number of funds in each peer group, and the differences between the Fund and the other funds in each peer group, the Fund's management fees were within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of services provided by First Trust. The Trustees also considered the Fund's

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2006 (UNAUDITED)

performance for the one-year period ended December 31, 2005 as compared to that of other funds in the peer group and performance universe selected by Lipper and the performance universe selected by First Trust. The Trustees noted that First Trust did not provide services to any other institutional clients that have similar investment objectives and policies to the Fund. The Board noted the strong performance of the Fund over the one-year period. In addition, the Trustees considered the market price and net asset value performance of the Fund since inception, and compared the Fund's discount to the average and median discount of each peer group, noting that the Fund's discount was indicative of the asset class. The Trustees concluded that the Fund's performance was reasonable. On the basis of the information provided, the Trustees concluded that the Fund's management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by First Trust.

The Trustees noted that First Trust has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Fund and had indicated that, because the Fund is a closed-end fund that is not issuing more shares other than pursuant to its dividend reinvestment plan, First Trust believed that any discussion of economies of scale was not meaningful. The Trustees concluded that the management fees reflect an appropriate level of sharing of any economies of scale. The Trustees also considered the costs of the services provided and profits realized by First Trust from its relationship with the Fund for the twelve months ended December 31, 2005, as set forth in the materials provided to the Board. The Trustees noted the inherent limitations in the profitability analysis, and concluded that First Trust's profitability appeared to be not unreasonable in light of the services provided to the Fund. In addition, the Trustees considered and discussed any ancillary benefits derived by First Trust from its relationship with the Fund and noted that First Trust receives no brokerage or soft dollars from the Fund and therefore the typical fall-out benefits are not present. The Trustees concluded that any other fall-out benefits received by First Trust or its affiliates would appear to be attenuated. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the Agreement, including the fees to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

At the March 13, 2006 meeting, the Trustees also approved the continuation of the Investment Sub-Advisory Agreement (the "SUB- ADVISORY AGREEMENT") among the Fund, First Trust and Aberdeen, after considering the factors discussed above, as well as the following information. The Trustees considered the nature, quality and extent of services provided by Aberdeen under the Sub-Advisory Agreement. They received a presentation from representatives of Aberdeen. They concluded that Aberdeen had managed the Fund consistent with its investment objectives and policies. The Trustees also considered information provided by Aberdeen as to the fees it charges to other clients, including two other funds managed by it. The Board noted Aberdeen's representation that these funds are not directly comparable to the Fund. The Board also noted that Lipper had not provided any data on fees paid to sub-advisors of similar funds. The Trustees considered Aberdeen's representation that because it manages the Fund in a similar fashion to other accounts it is able to achieve economies of scale through relationships with brokers, administrative systems and other efficiencies and that while it expects internal costs to rise, it continues to expect to experience the benefits of economies of scale. Based on the information provided, the Trustees concluded that the sub-advisory fees were reasonable. The Trustees considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund. The Trustees considered that the sub-advisory fee rate was negotiated at arm's length between First Trust and Aberdeen, an unaffiliated third party, and that First Trust compensates Aberdeen from its fees. The Trustees also considered data provided by Aberdeen as to the profitability of the Sub-Advisory Agreement to Aberdeen. The Trustees noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for First Trust was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not unreasonable in light of the services provided to the Fund. The Trustees noted that Aberdeen does not maintain any soft-dollar arrangements and that Aberdeen indicated that it does benefit from having its name associated with the management of the Fund and the greater prominence that generates for Aberdeen. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the Sub-Advisory Agreement, including the fees to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A) Not applicable.

(B) There have been no changes, as of the date of filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.